Leases, Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Information Related to Leases [Abstract]
Operating lease right-of-use assets	$ 923	$ 1,024
Operating lease liabilities	$ 923	$ 1,024